Label	Element	Value
Increase (decrease) due to application of IFRS 15 [member]
Profit (loss)	ifrs-full_ProfitLoss	$ 64,000,000
Retained earnings [member] | Increase (decrease) due to application of IFRS 15 [member]
Profit (loss)	ifrs-full_ProfitLoss	64,000,000
Equity attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 15 [member]
Profit (loss)	ifrs-full_ProfitLoss	$ 64,000,000
Ordinary shares [member]
Entity Common Stock, Shares Outstanding	dei_EntityCommonStockSharesOutstanding	1,777,926,611